Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	¥ 6,279,801	¥ 3,382,574
Derivative financial instruments	5,555,201	3,051,773
Others	7,150,251	5,596,513
Financial assets at fair value through profit or loss	1,478,356	2,641,416
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	6,279,801	3,382,574
Derivative financial instruments	5,555,201	3,051,773
Others	57,549	2,294
Financial assets at fair value through profit or loss	¥ 1,478,356	2,641,416	¥ 16,422
Reclassification From Level2 To Level3 Of Fair Value Hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments		27,183
Derivative financial instruments		69,647
Others		4,563
Reclassification From Level2 To Level3 Of Fair Value Hierarchy [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss		¥ 15,944